Income Tax - Schedule of Reconciliation of Deferred Tax (Liabilities)/Asset Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule Of Reconciliation Of Deferred Tax Liabilities Asset Net [Abstract]
Opening balance	$ (424,268)	$ (374,613)	$ (1,407,020)
Tax expense during the period recognized in profit & loss	(11,507)	(131,677)	(135,640)
Exchange rate difference	10,596	(6,134)	(37,613)
Tax expenses during the period recognized in other comprehensive income	(2,496)	39,771	(72,663)
Temporary timing differences		195,100	3,084,267
Reversed on deconsolidation of a subsidiary		(146,715)	(1,510,767)
Acquired in business combination			(295,177)
Total deferred tax (liabilities)/assets net	$ (427,675)	$ (424,268)	$ (374,613)